Financial risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	$ 818,025	$ 818,526
Loan Capital	28,531	27,298
Total undiscounted financial liabilities	846,556	845,824
Total undiscounted contingent liabilities and commitments	196,941	191,340
Up to 1 Month
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	483,700	429,919
Loan Capital	1	1
Total undiscounted financial liabilities	483,701	429,920
Total undiscounted contingent liabilities and commitments	196,941	191,340
Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	80,430	98,795
Loan Capital	68	76
Total undiscounted financial liabilities	80,498	98,871
Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	119,485	144,179
Loan Capital	387	371
Total undiscounted financial liabilities	119,872	144,550
Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	108,702	115,103
Loan Capital	6,665	6,293
Total undiscounted financial liabilities	115,367	121,396
Over 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	25,708	30,530
Loan Capital	21,410	20,557
Total undiscounted financial liabilities	47,118	51,087
Collateral received
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	2,251	3,291
Collateral received | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	2,251	3,291
Deposits and other borrowings
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	596,841	566,613
Deposits and other borrowings | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	432,005	374,126
Deposits and other borrowings | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	67,944	83,365
Deposits and other borrowings | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	86,421	97,081
Deposits and other borrowings | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	10,408	11,968
Deposits and other borrowings | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	63	73
Other financial liabilities
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	39,563	26,632
Other financial liabilities | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	20,275	19,425
Other financial liabilities | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	1,129	3,176
Other financial liabilities | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	94	3,874
Other financial liabilities | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	18,065	157
Derivative financial instruments: Held for trading
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,216	27,945
Derivative financial instruments: Held for trading | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,216	27,945
Derivative financial instruments: Held for hedging purposes (net settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments	652	1,093
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	29	57
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments	43	85
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments	179	280
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	379	631
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22	40
Derivative financial instruments: Held for hedging purposes (gross settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	9,338	1,710
Derivative financial instruments: Cash inflow	(9,155)	(1,617)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	204	4
Derivative financial instruments: Cash inflow	(200)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	5,645	287
Derivative financial instruments: Cash inflow	(5,595)	(276)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	1,785	902
Derivative financial instruments: Cash inflow	(1,709)	(875)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	1,704	517
Derivative financial instruments: Cash inflow	(1,651)	(466)
Debt issues
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	156,319	192,859
Debt issues | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	6,920	5,071
Debt issues | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	11,264	12,158
Debt issues | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	32,715	42,917
Debt issues | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	79,797	102,296
Debt issues | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	25,623	30,417
Letters of credit and guarantees
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	12,610	15,150
Letters of credit and guarantees | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	12,610	15,150
Commitments to extend credit
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	184,064	176,002
Commitments to extend credit | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	184,064	176,002
Other commitments
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	267	188
Other commitments | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	267	188
Parent Entity
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	937,443	913,434
Loan Capital	28,531	27,298
Total undiscounted financial liabilities	965,974	940,732
Total undiscounted contingent liabilities and commitments	171,979	168,487
Parent Entity | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	458,560	410,319
Loan Capital	1	1
Total undiscounted financial liabilities	458,561	410,320
Total undiscounted contingent liabilities and commitments	171,979	168,487
Parent Entity | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	70,571	85,876
Loan Capital	68	76
Total undiscounted financial liabilities	70,639	85,952
Parent Entity | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	100,957	129,423
Loan Capital	387	371
Total undiscounted financial liabilities	101,344	129,794
Parent Entity | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	111,660	117,027
Loan Capital	6,665	6,293
Total undiscounted financial liabilities	118,325	123,320
Parent Entity | Over 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	195,695	170,789
Loan Capital	21,410	20,557
Total undiscounted financial liabilities	217,105	191,346
Parent Entity | Collateral received
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	1,863	2,853
Parent Entity | Collateral received | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	1,863	2,853
Parent Entity | Deposits and other borrowings
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	526,938	504,195
Parent Entity | Deposits and other borrowings | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	389,498	339,448
Parent Entity | Deposits and other borrowings | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	57,543	70,761
Parent Entity | Deposits and other borrowings | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	71,368	83,602
Parent Entity | Deposits and other borrowings | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	8,466	10,311
Parent Entity | Deposits and other borrowings | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	63	73
Parent Entity | Other financial liabilities
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	38,992	26,243
Parent Entity | Other financial liabilities | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	19,704	19,340
Parent Entity | Other financial liabilities | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	1,129	3,121
Parent Entity | Other financial liabilities | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	94	3,625
Parent Entity | Other financial liabilities | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	18,065	157
Parent Entity | Derivative financial instruments: Held for trading
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,268	28,329
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,268	28,329
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments	485	538
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	21	21
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments	28	9
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments	137	97
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	277	378
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22	33
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,581	278
Derivative financial instruments: Cash inflow	(2,553)	(266)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	7
Derivative financial instruments: Cash inflow	(7)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,110	221
Derivative financial instruments: Cash inflow	(2,088)	(215)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	9	57
Derivative financial instruments: Cash inflow	(21)	(51)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	455
Derivative financial instruments: Cash inflow	(437)
Parent Entity | Debt issues
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	133,166	166,980
Parent Entity | Debt issues | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	6,596	4,790
Parent Entity | Debt issues | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	10,915	10,959
Parent Entity | Debt issues | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	24,980	37,104
Parent Entity | Debt issues | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	66,305	86,064
Parent Entity | Debt issues | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	24,370	28,063
Parent Entity | Due to subsidiaries
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	213,703	184,284
Parent Entity | Due to subsidiaries | Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	18,610	15,538
Parent Entity | Due to subsidiaries | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	934	1,020
Parent Entity | Due to subsidiaries | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	4,390	4,989
Parent Entity | Due to subsidiaries | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	18,529	20,117
Parent Entity | Due to subsidiaries | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial liabilities, excluding loan capital	171,240	142,620
Parent Entity | Letters of credit and guarantees
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	12,069	14,583
Parent Entity | Letters of credit and guarantees | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	12,069	14,583
Parent Entity | Commitments to extend credit
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	159,644	153,716
Parent Entity | Commitments to extend credit | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	159,644	153,716
Parent Entity | Other commitments
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	266	188
Parent Entity | Other commitments | Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	$ 266	$ 188